Summary of Significant Accounting Policies (Details)				12 Months Ended
	Jan. 01, 2025 USD ($)	Jan. 01, 2024 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Bank borrowings				$ 2,727,955	$ 2,727,955
Purchase of building with net carrying value				4,221,256	4,221,256
Letter of guarantee for operation				120,513	384,615
Banking facilities				1,417,948	1,153,846
Credit loss				62,453	80,056	$ 107,758
Contract assets				466,917	1,060,590	987,084
Contract liabilities				25	1,525
Contract with customer liability, revenue recognized	$ 1,525	$ 4,015	$ 6,544
Advertising costs				3,516	4,465	12,592
Costs incurred in scheme				$ 55,926	57,907	66,776
Term of service				2 years
Offering costs				$ 1,023,625
Placement agent service fee				892,853
Other offering costs				130,772
Other expenses				328,615	328,615
Staff compensation				328,615
Total amount of supplier				1,245,625
Estimate amount of financial statement					1,245,625
Provision				(13,792)
Deposit				102,564				$ 800,000
Staff [Member]
Summary of Significant Accounting Policies [Line Items]
Other expenses							$ 328,615
Pilot Subsidy Scheme for Third-party Logistics Service Providers [Member]
Summary of Significant Accounting Policies [Line Items]
Other income						8,270
Technology Voucher Programme [Member]
Summary of Significant Accounting Policies [Line Items]
Other income						20,433
Shareholders [Member] | PSIHK [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest				0.80%				0.80%
Provision for Penalty [Member]
Summary of Significant Accounting Policies [Line Items]
Total amount of supplier				$ 115,384	115,384
Provision				$ 1,130,241	$ 1,130,241	$ 1,245,625
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Duration of performance obligation				45 days				45 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Duration of performance obligation				90 days				90 days